PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 923	$ 1,007
Less: Accumulated depreciation				(267)	(194)
Less: Provision for impairment	$ (503)	$ 0		(503)	0
Property, Plant and Equipment, Net, Total				153	813
Depreciation	168	161	$ 42
Impairment loss	503
Balance as of December 31, 2018	0
Addition	(503)
Balance as of December 31, 2019	$ (503)	$ 0
Computer equipment and application software
Property, Plant and Equipment [Line Items]
Property and equipment, gross				293	431
Furniture and vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 630	$ 576